NET REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Other products	$ 8,989	$ 5,003	$ 6,291
Revenue	85,757	64,359	6,291
Revenue from promotional services			3,100
Revenue from commercialization of products			$ 3,200
Movantik
Revenues
Revenues	$ 76,767	$ 59,356